Consolidated Statement of Financial Position - USD ($)	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Non-current assets
Property, plant and equipment	$ 2,206,000	$ 199,000	$ 27,000
Right of use asset	6,139,000
Intangible assets	40,291,000	18,235,000	8,777,000
Fixed asset investments	28,000	34,000	32,000
Trade and other receivables	18,565,000	5,000,000
Total non-current assets	67,229,000	23,468,000	8,836,000
Current assets
Trade and other receivables	7,677,000	3,292,000	280,000
Cash and cash equivalents	48,966,000	86,966,000	195,000
Total current assets	56,643,000	90,258,000	475,000
Total assets	123,872,000	113,726,000	9,311,000
Current liabilities
Trade and other payables	22,655,000	17,069,000	2,386,000
Borrowings			5,460,000
Lease liabilities	1,154,000
Total current liabilities	23,809,000	17,069,000	7,846,000
Non-current liabilities
Trade and other payables	4,183,000	2,460,000	534,000
Lease liabilities	6,681,000
Warrants liability	10,644,000	128,038,000
Total non-current liabilities	21,508,000	130,498,000	534,000
Total liabilities	45,317,000	147,567,000	8,380,000
Net assets/(liabilities)	78,555,000	(33,841,000)	931,000
EQUITY
Share capital	12,192	11,007
Share premium	92,306,000	70,999,000
Convertible loan notes treated as equity			1,411,000
Other reserves	166,804,000	166,804,775
Foreign currency translation reserve	3,357,000	256,000	(129,000)
Share-based payment reserve	23,216,000	303,000	135,000
Retained earnings	(207,140,000)	(272,215,000)	(486,000)
Total Equity	$ 78,555,000	$ (33,841,000)	$ 931,000